Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Nov. 30, 2014
Registrant Name	GENERAL MUNICIPAL MONEY MARKET FUNDS INC
Central Index Key	0000703153
Amendment Flag	false
Document Creation Date	Dec. 01, 2015
Document Effective Date	Dec. 01, 2015
Prospectus Date	Dec. 01, 2015
General Municipal Money Market Fund | General Municipal Money Market Fund - Class B
Prospectus:
Trading Symbol	GBMXX